State Street Institutional Investment Trust

One Iron Street

Boston, MA 02210

February 21, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information, each dated February 20, 2020, do not differ from those contained in the Post-Effective Amendment No. 267 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on February 19, 2020 (Accession #0001193125-20-041860).

If you have any questions, please contact me at (617) 664-3920.

Very truly yours,

/s/ Andrew DeLorme
Andrew DeLorme
Secretary